Deferred Revenue - Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Maturities analysis
– within one year	R 357,780	R 325,848
– within two to four years	121,514	115,801
– over four years	5,445	5,501
Present value of amounts received in advance	R 484,739	R 447,150